Allowance For Loan Losses Allowance For Losses On Lending-Related Commitments And Impaired Loans (Summary Of Impaired Loans, Including Restructured Loans) (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Financing Receivable, Impaired [Line Items]
Total impaired loans	$ 226,538	[1]	$ 202,274	[1]
Allowance for loan losses related to impaired loans	21,488		30,626
Restructured loans	130,518		101,190
Reduction of interest income from non-accrual loans	4,623		2,699
Interest income recognized on impaired loans	12,470		12,999		10,100
Impaired Loans With No Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Total impaired loans	110,759		86,893
Impaired Loans With A Related ASC 310 Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Total impaired loans	$ 115,779	[2]	$ 115,381	[2]

[1]	Impaired loans are considered by the Company to be non-accrual loans, restructured loans or loans with principal and/or interest at risk, even if the loan is current with all payments of principal and interest.
[2]	These impaired loans require an allowance for loan losses because the estimated fair value of the loans or related collateral is less than the recorded investment in the loans.